UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2011

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		LaFleur & Godfrey, Inc.
Address:	2900 Charlevoix Drive
		Grand Rapids, MI  49546

Form 13F File Number:	28-12331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel VanTimmeren
Title:		Vice-President
Phone:		616-942-1580

Signature, Place, and Date of Signing:

		Daniel VanTimmeren	Grand Rapids, Michigan	5/10/2011

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting

	manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     9262    99056 SH       Sole                    99056
ALCON INC COM SHS              COM              H01301102     3351    20245 SH       Sole                    20245
APACHE CORP                    COM              037411105    19273   147213 SH       Sole                   147213
BARRICK GOLD CORP              COM              067901108    27083   521728 SH       Sole                   521728
BHP BILLITON LTD SPONSORED ADR COM              088606108     6548    68293 SH       Sole                    68293
C.H. ROBINSON WORLDWIDE INC    COM              12541W209    15600   210441 SH       Sole                   210441
CANADIAN NATL RY CO COM        COM              136375102     1344    17860 SH       Sole                    17860
CATERPILLAR INC                COM              149123101      435     3909 SH       Sole                     3909
CHEVRONTEXACO CORP             COM              166764100     6176    57452 SH       Sole                    57452
CHURCH & DWIGHT INC COM        COM              171340102     5707    71935 SH       Sole                    71935
CISCO SYSTEMS INC              COM              17275R102     1504    87699 SH       Sole                    87699
COMMONWEALTH BK AUST SPONSORED COM              202712600     2891    53014 SH       Sole                    53014
CONOCOPHILLIPS                 COM              20825C104    32480   406709 SH       Sole                   406709
COPART INC COM                 COM              217204106     6260   144475 SH       Sole                   144475
DENTSPLY INTL INC NEW          COM              249030107     4505   121795 SH       Sole                   121795
ECOLAB INC COM                 COM              278865100     4891    95866 SH       Sole                    95866
EMERSON ELECTRIC CO            COM              291011104    10681   182808 SH       Sole                   182808
EXPRESS SCRIPTS                COM              302182100     7435   133694 SH       Sole                   133694
EXXON  MOBIL CORP              COM              30231G102      333     3961 SH       Sole                     3961
FLIR SYSTEMS INC               COM              302445101     5644   163074 SH       Sole                   163074
FLUOR CORP NEW COM             COM              343412102     1035    14050 SH       Sole                    14050
GEN-PROBE INC NEW COM          COM              36866T103    10871   163847 SH       Sole                   163847
GENTEX CORP                    COM              371901109    24460   808599 SH       Sole                   808599
HARRIS CORP                    COM              413875105     6115   123278 SH       Sole                   123278
HOLOGIC INC COM                COM              436440101     2288   103072 SH       Sole                   103072
IMMUCOR INC                    COM              452526106      290    14665 SH       Sole                    14665
INTUITIVE SURGICAL INC         COM              46120E602    10274    30809 SH       Sole                    30809
JOHNSON & JOHNSON              COM              478160104     5263    88826 SH       Sole                    88826
JOHNSON CONTROLS               COM              478366107     4091    98412 SH       Sole                    98412
K12 INC COM                    COM              48273U102     1205    35758 SH       Sole                    35758
LKQ CORP COM                   COM              501889208     4023   166922 SH       Sole                   166922
MEDTRONIC INC                  COM              585055106     5136   130515 SH       Sole                   130515
MICROSOFT CORP                 COM              594918104    10957   431548 SH       Sole                   431548
MONSANTO CO NEW                COM              61166W101     4704    65099 SH       Sole                    65099
NEWMONT MINING CORP            COM              651639106    18652   341743 SH       Sole                   341743
NORTHERN TRUST CORP            COM              665859104      203     4000 SH       Sole                     4000
NUVASIVE INC                   COM              670704105      238     9400 SH       Sole                     9400
PAYCHEX INC                    COM              704326107     4783   152405 SH       Sole                   152405
PEPSICO INC                    COM              713448108     5058    78522 SH       Sole                    78522
PERRIGO CO                     COM              714290103     8746   109985 SH       Sole                   109985
PFIZER INC                     COM              717081103      230    11323 SH       Sole                    11323
PROCTER & GAMBLE CO            COM              742718109     7227   117320 SH       Sole                   117320
R.H. DONNELLEY CORP            COM              74955W307        0    12000 SH       Sole                    12000
RESMED INC COM                 COM              761152107     7837   261225 SH       Sole                   261225
ROBERT HALF INTL INC           COM              770323103     6803   222334 SH       Sole                   222334
ROYAL BK CDA MONTREAL COM      COM              780087102     2612    42154 SH       Sole                    42154
SOUTHWESTERN ENERGY CO COM     COM              845467109     4726   109973 SH       Sole                   109973
ST JUDE MEDICAL INC            COM              790849103      410     8000 SH       Sole                     8000
STERICYCLE INC COM             COM              858912108     5424    61165 SH       Sole                    61165
STRYKER CORP                   COM              863667101     8330   137013 SH       Sole                   137013
TELEFLEX INC                   COM              879369106     3789    65355 SH       Sole                    65355
VARIAN MED SYS INC COM         COM              92220p105    22253   328988 SH       Sole                   328988
WABTEC CORP COM                COM              929740108      560     8250 SH       Sole                     8250
WOODWARD INC                   COM              980745103     6240   180565 SH       Sole                   180565
SPDR GOLD TRUST                                 78463V107     1513    10816 SH       Sole                    10816

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	55

Form 13F Information Value Total:	377749 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE